Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings/(loss) per share

The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2020	2019	2018
Numerator:
Net income/(loss)	$153,550	$131,253	$(32,936)
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	23,589	15,835	10,623
Effect of dilutive securities:
Share based compensation	216	386	—
Diluted weighted average common shares outstanding	23,805	16,221	10,623